Retirement benefits - Disclosure of income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Current service cost	£ 171	£ 180	£ 165
Net finance income	(159)	(154)	(222)
Past service cost	18	0	0
Other movements	1	1	3
Total	£ 31	£ 27	£ (54)